UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  09//30/2011

Date of reporting period: 03/31/2011

ITEM 1.

REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended March 31, 2011 for the Camelot Premium Return Fund, as series of the Catalyst Funds, pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

Camelot Premium Return Fund

March 31, 2011

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CAMELOT PREMIUM RETURN FUND

MARCH 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Camelot Premium Return Fund (the “Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at inception date 12/27/10 and held for the entire period of 12/27/10 through 03/31/11.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 12/27/10).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 10/01/10 through 03/31/11.
Actual Fund Return (in parentheses)	Beginning Account Value 12/27/10	Ending Account Value 03/31/11	Expenses Paid During Period*

Camelot Premium Return Fund Class A (+3.24%)	$ 1,000.00	$ 1,032.40	$ 4.58
Camelot Premium Return Fund Class C (+3.14%)	$ 1,000.00	$ 1,031.40	$ 6.54

*Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 2.50% for the Camelot Premium Return Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 94/365 to reflect the period since inception from December 27, 2010 through March 31, 2011.

Hypothetical 5% Fund Return	Beginning Account Value 10/01/10	Ending Account Value 03/31/11	Expenses Paid During Period**

Camelot Premium Return Fund Class A	$ 1,000.00	$ 1,016.20	$ 8.80
Camelot Premium Return Fund Class C	$ 1,000.00	$ 1,012.50	$ 12.54

**Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 2.50% for the Camelot Premium Return Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-855-226-3863.  Please read it carefully before you invest or send money.

CAMELOT PREMIUM RETURN FUND

MARCH 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 27, 2010 were as follows:
Camelot Premium Return Fund Class A, gross of fee waivers or expense reimbursements	1.85%
Camelot Premium Return Fund Class A, after waiver and reimbursement	1.85%
Camelot Premium Return Fund Class C, gross of fee waivers or expense reimbursements	2.60%
Camelot Premium Return Fund Class C, after waiver and reimbursement	2.60%

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.50% through December 31, 2011.  Total Gross Operating Expenses (Annualized) during the period since inception from December 27, 2010 through March 31, 2011 were 2.54% and 3.29% for the Camelot Premium Return Fund Class A and Class C shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period since inception from December 27, 2010 through March 31, 2011.

CAMELOT PREMIUM RETURN FUND

PORTFOLIO BREAKDOWN – MARCH 31, 2011 (Unaudited)

SEMI - ANNUAL REPORT

Percentage of Net Assets
Common Stock	17.46%
Auto Manufacturers	0.88%
Banks	0.87%
Electric	2.02%
Entertainment	1.33%
Insurance	0.99%
Investment Companies	0.97%
Miscellaneous Manufacturing	1.29%
Pipelines	1.02%
Pharmaceuticals	2.44%
Real Estate Investment Trusts	3.19%
Telecommunications	2.46%
Exchange-Traded Funds	15.75%
Short-Term Investments	85.61%
Investments Sold Short	(1.44%)
Call Options Written	(0.15%)
Put Options Written	(3.24%)
Other Liabilities in Excess of Assets, Net	(13.99%)
Net Assets	100.00%

Percentages in the above table are based on market value of the Fund’s Net Assets as of March 31, 2011 and are subject to change.

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value

COMMON STOCK - (17.46%)

Auto Manufacturers - (0.88%)
Ford Motor Co. (a)(c)	6,000	$ 89,460

Banks - (0.87%)
Citigroup, Inc.	20,000	88,400

Electric - (2.02%)
Exelon Corp.	5,000	206,200

Entertainment - (1.33%)
Regal Entertainment Group - A	10,000	135,000

Insurance - (0.99%)
Hilltop Holdings, Inc. (a)(c)	10,000	100,400

Investment Companies - (0.97%)
American Capital Ltd. (c)	10,000	99,000

Miscellaneous Manufacturing - (1.29%)
Griffon Corp. (a)(c)	10,000	131,300

Pipelines - (1.02%)
Energy Transfer Partners, L.P.*	2,000	103,520

Pharmaceuticals - (2.44%)
Abbott Laboratories	2,000	98,100
Teva Pharmaceutical Industries Ltd. ADR	3,000	150,510
		248,610
Real Estate Investment Trusts - (3.19%)
Annaly Capital Management, Inc.	10,000	174,500
One Liberty Properties, Inc.	10,000	150,800
		325,300
Telecommunications - (2.46%)
Cisco Systems, Inc.	5,000	85,750
Frontier Communications Corp.	20,000	164,400
		250,150
TOTAL COMMON STOCK (Cost $1,746,632)		1,777,340

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (Unaudited)		SEMI-ANNUAL REPORT

	Shares	Value

EXCHANGE-TRADED FUNDS – (15.75%)

Debt Funds – (15.75%)
Vanguard Short-Term Bond ETF	20,000	$ 1,603,200
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,604,800)		1,603,200

SHORT-TERM INVESTMENTS – (85.61%)

Money Market Fund - (65.96%)
Fidelity Institutional Money Market Fund, 0.25% (b)	4,713,277	4,713,277
Fidelity Institutional Prime Money Market Fund, 0.22% (b)	2,000,000	2,000,000
		6,713,277
Money Market Account - (19.65%)
Huntington Conservative Deposit Account, 0.25% (b)	2,000,000	2,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,713,277)		8,713,277

TOTAL INVESTMENTS (Cost $12,064,709) - 118.82%		12,093,817

TOTAL INVESTMENTS SOLD SHORT (Proceeds $174,947) - (-1.44%)		(146,800)

CALL OPTIONS WRITTEN (Proceeds $10,676) - (-0.15%)		(15,760)

PUT OPTIONS WRITTEN (Proceeds $507,325) - (-3.24%)		(329,386)

OTHER LIABILITIES IN EXCESS OF ASSETS, NET - (-13.99%)		(1,423,472)

NET ASSETS - 100.00%		$ 10,178,399

INVESTMENTS SOLD SHORT - (-1.44%)

EXCHANGE-TRADED NOTES - (-1.44%)

Equity Fund
iPath S&P 500 VIX Short-Term Futures ETN (c)	5,000	146,800
TOTAL EXCHANGE-TRADED NOTES (Proceeds $174,947)		146,800

(a)

A portion of the security is pledged as collateral for call options written.

(b)

Rate shown represents the rate at March 31, 2011, is subject to change and resets daily.

(c)

Non-income producing security.

ADR – American Depositary Receipts

ETF – Exchange-Traded Fund

ETN – Exchange-Traded Note

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

CALL OPTIONS WRITTEN (-0.15%)	Expiration Date - Exercise Price	Contracts (d)	Value
Ford Motor Co.	06/18/2011 - $16.00	60	$ 2,760
Griffon Corp.	04/16/2011 - $17.50	100	8,500
Hilltop Holding, Inc.	05/21/2011 - $10.00	100	4,500
TOTAL CALL OPTIONS WRITTEN (Proceeds $10,676)			15,760

PUT OPTIONS WRITTEN (-3.24%)
Alexandria Real Estate	04/16/2011 - $70.00	20	1,600
American Capital Ltd.	04/16/2011 - $9.00	250	1,750
American Capital Ltd.	05/16/2011 - $9.00	253	5,566
American Express Co.	04/16/2011 - $42.00	25	425
American Express Co.	07/16/2011 - $44.00	25	5,075
Andersons, Inc.	06/18/2011 - $40.00	50	3,500
Apollo Group, Inc. A	08/20/2011 - $40.00	25	8,000
Apollo Group, Inc. A	05/21/2011 - $39.00	25	3,100
Apple, Inc.	05/21/2011 - $335.00	10	10,000
Berkshire Hathaway	06/18/2011 - $80.00	25	3,925
BlackRock, Inc.	07/16/2011 - $185.00	15	10,200
Cemex Sab ADR	04/16/2011 - $8.65	100	1,560
Cemex Sab ADR	04/16/2011 - $9.62	100	7,800
Cisco Systems, Inc.	04/16/2011 - $19.00	100	18,500
Covidien PLC	04/16/2011 - $45.00	25	125
Covidien PLC	07/16/2011 - $50.00	40	7,600
Discover Financial Services	04/16/2011 - $19.00	50	750
Energizer Holdings	05/21/2011 - $65.00	30	3,000
Energy Transfer Partners, L.P.	06/18/2011 - $50.00	50	6,250
First Energy Corp.	07/16/2011 - $38 .00	50	12,250
First Solar, Inc.	06/18/2011 - $140.00	15	7,425
Ford Motor Co.	04/16/2011 - $17.00	60	12,900
Ford Motor Co.	05/21/2011 - $15.00	100	7,800
General Electric Co.	04/16/2011 - $18.00	75	375
Google, Inc.	06/18/2011 - $550.00	4	5,240
Griffon Corp.	07/16/2011 - $10.00	100	4,000
ICON PLC ADR	05/21/2011 - $22.50	50	25,000
Intel Corp.	04/16/2011 - $20.00	100	2,700
Intuitive Surgical, Inc.	04/16/2011 - $260.00	5	75
iPath S&P 500 VIX Short - Term Futures ETN	06/18/2011- $28.00	50	13,900
Johnson & Johnson	04/16/2011 - $62.50	30	9,450
Kimberly-Clark Corp.	04/16/2011 - $62.50	25	250
Lexmark International, Inc. Class A	04/16/2011 - $35.00	50	1,500

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (Unaudited)		SEMI-ANNUAL REPORT

PUT OPTIONS WRITTEN (-3.24%) (Continued)	Expiration Date - Exercise Price	Contracts (d)	Value
Lowe’s Cos., Inc.	04/16/2011 - $25.00	75	$ 900
McDonald’s Corp.	06/18/2011 - $72.50	15	1,575
Medtronic, Inc.	05/21/2011 - $36.00	50	1,650
Men’s Wearhouse, Inc.	05/21/2011 - $25.00	40	2,800
Men’s Wearhouse, Inc.	08/20/2011 - $25.00	40	7,600
Microsoft Corp.	05/21/2011 - $27.00	75	14,400
Norfolk Southern Corp.	06/18/2011 - $60.00	30	1,920
Novartis AG	04/16/2011 - $57.50	20	6,400
Novartis AG	07/16/2011 - $57.50	20	8,800
Owens-Illinois, Inc.	05/21/2011 - $30.00	60	7,800
People’s United Financial, Inc.	05/21/2011 - $13.00	150	11,250
Pepsico, Inc.	07/16/2011 - $62.50	50	7,250
Petroleo Brasileiro	04/16/2011 - $35.00	50	200
PF Chang’s China Bistro, Inc.	04/16/2011 - $45.00	50	3,500
Regal Entertainment Group – A	04/16/2011 - $12.50	100	1,000
Republic Services, Inc.	04/16/2011 - $30.00	60	3,000
Sprint Nextel Corp.	05/21/2011 - $4.00	250	1,500
St Joe Co./The	06/18/2011 - $26.00	100	30,000
Toyota Motor Corp.	07/16/2011 - $80.00	25	10,750
Visa, Inc.	06/18/2011 - $67.50	25	3,750
Western Union Co.	05/21/2011 - $18.00	50	1,000
Williams-Sonoma, Inc.	05/21/2011 - $30.00	50	750
TOTAL PUT OPTIONS WRITTEN (Proceeds $507,325)			$ 329,386

(d)

One contract is equivalent to 100 shares of common stock.

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments in securities, at value	$ 12,093,817
Deposits at broker	174,947
Receivables:
Dividends	12,236
Interest	1,835
Capital Stock Sold	164
Prepaid expenses	10,502
Total assets	12,293,501

Liabilities:
Securities sold short	146,800
Options written	345,146
Payables:
Investments purchased	1,604,800
Distribution fees	4,876
Due to Advisor	2,413
Due to administrator	6,211
Other liabilities and accrued expenses	4,856
Total liabilities	2,115,102
Net Assets	$ 10,178,399

Net Assets consist of:
Paid-in capital	$ 9,944,357
Accumulated net realized gain on investments	19,593
Accumulated net investment loss	(15,661)
Net unrealized appreciation on investments	230,110

Total Net Assets	$ 10,178,399

Investments in securities, at cost	$ 12,064,709
Investment in securities sold short, at proceeds	$ (174,947)
Options written, at proceeds	$ (518,001)

Class A shares:
Net assets	$ 10,148,013
Shares of beneficial interest outstanding (1)	989,521
Net asset value price per share	$ 10.26
Maximum offering price per share (2)	$ 10.89
Minimum redemption price per share (3)	$ 10.16

Class C shares:
Net assets	$ 30,386
Shares of beneficial interest outstanding (1)	2,966
Net asset value price per share (4)	$ 10.25
Minimum redemption price per share (5)	$ 10.15

(1) Unlimited number of shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares.
(3)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(4)	NAV does not recompute due to rounding.
(5)	A CDSC of 100% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
STATEMENT OF OPERATIONS	SEMI-ANNUAL REPORT

For the Period Ended
March 31, 2011 (1)
(Unaudited)
Investment income:
Dividends	$ 4,922
Interest	16,961
Total investment income	21,883

Expenses:
Advisory fees	21,439
Distribution and/or service (12b-1) fees - Class A	5,351
Distribution and/or service (12b-1) fees - Class C	36
Accounting and transfer agent fees and expenses	11,956
Audit fees	4,684
Compliance officer compensation	3,025
Legal fees	2,269
Custody fees	1,460
Pricing fees	1,260
Miscellaneous	1,174
Registration fees	1,127
Trustees' fees	234
Insurance fees	209
Printing fees	167
Total expenses	54,391
Less: fees waived (Note 5)	(16,847)
Net expenses	37,544

Net investment loss	(15,661)

Realized and unrealized gain on investments:
Net realized gain on investments	3,747
Net realized gain on options written	78,314
Net unrealized appreciation on investments	29,108
Net unrealized appreciation on securities sold short	28,147
Net unrealized appreciation on options written	172,855
Net realized and unrealized gain on investments	312,171

Net increase in net assets resulting from operations	$ 296,510

(1)	Camelot Premium Return Fund commenced operations on December 27, 2010.

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

For the Period Ended
March 31, 2011 (1)
(Unaudited)
Increase in Net Assets
Operations:
Net investment loss	$ (15,661)
Net realized gain on investments and options written	82,061
Net unrealized appreciation
on investments, securities sold short and options written	230,110
Net increase in net assets resulting from operations	296,510

Distributions to shareholders from:
Net investment income - Class A	(62,336)
Net investment income - Class C	(132)
Total distributions to shareholders	(62,468)

Increase in net assets from capital share
transactions (Note 2)	9,944,357

Total increase in net assets	10,178,399

Net Assets:
Beginning of period	-
End of period	$ 10,178,399
Accumulated net investment loss	$ (15,661)

(1) Camelot Premium Return Fund commenced operations on December 27, 2010.

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period		SEMI-ANNUAL REPORT

	Class A		Class C

	For the Period Ended		For the Period Ended
	March 31, 2011 (1)		March 31, 2011 (1)
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Investment Operations:
Net investment loss	(0.02)		(0.03)
Net realized and unrealized gain on
investments	0.34		0.34
Total from investment operations	0.32		0.31

Distributions from:
Net investment income	(0.06)		(0.06)
Total distributions	(0.06)		(0.06)

Net Asset Value, End of Period	$ 10.26		$ 10.25

Total Return (a)	3.24%		3.14%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 10,148		$ 30

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.54%	(c)	3.29%	(c)
After fees waived and expenses absorbed (b)	1.75%	(c)	2.50%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (b)	(1.51%)	(c)	(2.26%)	(c)
After fees waived and expenses absorbed (b)	(0.72%)	(c)	(1.47%)	(c)

Portfolio turnover rate	7.30%	(d)	7.30%	(d)

(1)		Camelot Premium Return Fund commenced operations on December 27, 2010
(a)		Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)		These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.
(d) Not Annualized.

The accompanying notes are an integral part of these financial statements.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2011 (Unaudited)

SEMI - ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of sixteen series. These financial statements include the following series: Camelot Premium Return Fund (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment advisor is Camelot Portfolios, LLC (the “Advisor”).

Camelot Premium Return Fund commenced operations on December 27, 2010.  The Fund’s objective is to achieve a consistent high rate of gains and total return with lower volatility than common stocks as measured by standard deviation.

The Fund offers two classes of shares, Class A and Class C. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2011 (Unaudited)

SEMI - ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets and liabilities as of March 31, 2011:

Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)		Total
Common Stock (b)	$ 1,777,340	$ -		$ 1,777,340
Exchange-Traded Funds(b)	1,603,200	-		1,603,200
Short-Term Investments	-	8,713,277	(c)	8,713,277
Total	$ 3,380,540	$ 8,713,277		$ 12,093,817

Liabilities
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Exchange-Traded Notes (b)	$ 146,800	$ -	$ 146,800
Call Options Written	15,760	-	15,760
Put Options Written	329,386	-	329,386
Total	$ 491,946	$ -	$ 491,946

(a) As of and during the period since inception from December 27, 2010 through March 31, 2011, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b) All common stock and exchange-traded funds/notes held by the Fund are Level 1 securities. For a detailed break-out of both by major industry classification, please refer to the Schedule of Investments.

(c) Level 2 securities are valued at amortized cost at March 31, 2011.

During the period ended March 31, 2011, no securities were fair valued.

a)

Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2011 (Unaudited)

SEMI - ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The locations on the statement of assets and liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Call options written	Options written, at value	$ 15,760
Put options written	Options written, at value	$329,386
Total		$345,146

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2011 was as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Call options written	Net unrealized depreciation on options written	$ (5,084)
Put options written	Net unrealized appreciation on options written	$177,939
Put options written	Net realized gain on options written	78,314
Total		$251,169

c)

Federal Income Tax - The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period since inception from December 27, 2010 through March 31, 2011, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. As of March 31, 2011, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax periods and has concluded that no provision for income tax is required in these financial statements. No examination of the Fund’s tax return is presently in progress.

 d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date.

e)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2011 (Unaudited)

SEMI - ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

i)

 Redemption fees and sales charges (loads) – The Fund does not charge redemption fees. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the period since inception from December 27, 2010 through March 31, 2011 there were no CDSC fees paid to the Advisor.

(2)

 CAPITAL SHARE TRANSACTIONS

At March 31, 2011, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
March 31, 2011 (1)
Class A
Shares……………………………	998,212	(10,667)	1,976	989,521
Value…………………………….	$ 10,002,325	$ (108,080)	$ 20,180	$ 9,914,425
Class C
Shares……………………………	2,953	-	13	2,966
Value…………………………….	$ 29,800	-	$ 132	$ 29,932

(1)The Fund commenced operations on December 27, 2010.

(3)

INVESTMENT TRANSACTIONS

For the period since inception from December 27, 2010 through March 31, 2011, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$3,448,441	$98,968

There were no government securities sold during the period.

(4)

OPTIONS WRITTEN

A summary of option contracts written by the Fund during the period since inception from December 27, 2010 through March 31, 2011 were as follows:

	Call Options
	Number of Options*	Option Premiums

Options outstanding at beginning of period	-	$ -
Options written	350	15,535
Options covered	-	-
Options exercised	(90)	(4,859)
Options expired	-	-
Options outstanding at end of period	260	$ 10,676

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2011 (Unaudited)

SEMI - ANNUAL REPORT

(4)

OPTIONS WRITTEN (Continued)

	Put Options
	Number of Options*	Option Premiums

Options outstanding at beginning of period	-	$ -
Options written	4,748	608,703
Options covered	-	-
Options exercised	(440)	(23,064)
Options expired	(991)	(78,314)
Options outstanding at end of period	3,317	$ 507,325

* One option contract is equivalent to one hundred shares of common stock.

(5)           ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Camelot Portfolios LLC acts as Investment Advisor to the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its services under the Investment Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of the Fund. The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the period ended March 31, 2011, advisory fees of $21,439 were incurred by the Fund, before the waiver and reimbursement described below, with $2,413 remaining payable to the Advisor at March 31, 2011.

The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.50% for all classes of the Fund’s shares through December 31, 2011. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

 For the period ended March 31, 2011, the Advisor waived advisory fees of $16,847. As of March 31, 2011, the Advisor may recapture $16,847 of waived advisory fees no later than September 30, 2014.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix 360 Administration, LLC (formerly known as Matrix Capital Group, Inc.) ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services, the Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.   For the period since inception from December 27, 2010 through March 31, 2011, the Fund incurred $8,552 in service fees, including out-of-pocket expenses, with $3,972 remaining payable at March 31, 2011.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a $12,000 per year base fee per Fund.  For the period since inception from December 27, 2010 through March 31, 2011, Matrix earned compliance fees of $3,025, with $1,000 remaining payable at March 31, 2011.

Abbington Capital Group, LLC (“Abbington”) provides the Fund with various management and administrative services. For these services, the Fund pays Abbington a base fee of $5,000 annually, an annual asset-based fee of 0.10% of net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses. For the period since inception from December 27, 2010 through March 31, 2011, the Fund incurred $3,404 in service fees, with $1,239 remaining payable at March 31, 2011.

 Matrix Capital Group, Inc. acts as Distributor of the Fund’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2011 (Unaudited)

SEMI - ANNUAL REPORT

(5)           ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Advisor a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The Advisor may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the period ended March 31, 2011, the Advisor received $3,718 in underwriter concessions from the sale of shares of the Fund.

(6)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2011 for the Fund was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
11,371,761	$ 323,942	$ (93,832)	$ 230,110

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales for the Fund.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

 The tax character of dividends paid during the period since inception from December 27, 2010 through March 31, 2011 were as follows:

Share Class	Ordinary Income
Class A	$ 62,336
Class C	132

(7)

 UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(8)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option.  The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

CAMELOT PREMIUM RETURN FUND

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2011 (Unaudited)

                                                                                SEMI - ANNUAL REPORT

(9)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2011, FOLIOFN Investments, Inc. and Charles Schwab and Co., Inc. Special Custody Account for the Exclusive Benefit of Customers held 63% and 28%, respectively of the voting securities of the Fund and may be deemed to control the Fund.

(10)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(11)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions that are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Advisory Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-226-3863; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-226-3863; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the period since inception from December 27, 2010 through March 31, 2011, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Camelot Premium Return Fund Class A	$ 0.063152
Camelot Premium Return Fund Class C	$ 0.063152

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2012 to determine the calendar year amounts to be included on their 2011 tax returns.  Shareholders should consult their own tax advisors.

Board Deliberation of the Camelot Premium Return Fund Advisory Agreement

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously approved the Advisory Agreement between the Trust, on behalf of the Camelot Premium Return Fund (the “Fund”), and Camelot Portfolios, LLC (the “Advisor”) at a meeting of the Board of Trustees held on November 10, 2010.

Factors Considered by the Board in Approving the Advisory Agreement

The Advisor presented information about the Firm to the Board and discussed the Fund’s proposed strategy in detail, including the markets in which the Fund would invest.  As to the Advisor’s business and qualifications of its personnel, the Trustees examined a copy of the Advisor’s registration statement on Form ADV and discussed the experience of its personnel.  The Trustees noted that the Advisor is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees were informed that the Advisor does not have an affiliated broker-dealer through which Fund transactions could be executed.  The Trustees did note, however, that the Advisor will receive the benefit of 12b-1 fees.

As to the nature, extent and quality of the services to be provided by the Advisor to the Fund, the Trustees considered that, under the terms of the Advisory Agreement, the Advisor will, subject to the supervision of the Board of Trustees of the Trust, provide to the Fund such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to furnish a continuous investment program for the Fund consistent with its investment objective and policies.  The Trustees then considered that the Advisor will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  They further noted that the Advisor will furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Advisor deems to be desirable.

The Trustees noted that the Advisor has adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws and that the adoption of such a compliance program on behalf of the Advisor would be confirmed prior to the launch of the Fund.  The Trustees considered the investment experience of the Advisor, as well as the quality of the services they expect to be provided by the Advisor.  The Trustees also considered the investment experience of the portfolio managers of the Advisor.  Following discussion, the Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the proposed Advisory Agreement.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s estimate of profitability and its financial condition.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s expected level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the advisory fee to be paid by the Fund and compared that fee to advisory fees paid by funds in relevant peer groups.  The Trustees reviewed how the peer group was selected, noting it was comprised of total return income funds, including strategic bond income funds, covered call income funds and long/short income funds, each with a total return focus.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group.  The information showed that the Fund’s contractual advisory fee of 1.00% and the Fund’s total expense ratio was within the range for the peer group.  The Trustee’s noted that the Fund’s proposed advisory fee was higher than the peer group’s average, but they determined it was still reasonable given the expected size of the Fund.  The Trustees also noted that the proposed advisory fee was lower than fees charged by the Advisor for its separate accounts.

The Board referred to their copy of the Letter Agreement between the Trust and the Advisor whereby the Advisor agreed to waive advisory fees and reimburse expenses to limit the Fund’s annual operating expenses to 1.50% of the Fund’s average daily net assets through December 31, 2011.  The Trustees concluded that the Fund’s advisory fee was acceptable in light of the quality of services the Fund expects to receive from the Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Advisory Agreement between the Trust and the Advisor does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that advisory agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

(This page was intentionally left blank.)

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

ADVISOR

Camelot Portfolios, LLC

1700 Woodlands Drive

Suite 100

Maumee, Ohio 43537

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

New York, NY, 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, Ohio 45202

CUSTODIAN BANK

The Huntington National Bank

7 Easton Oval

Columbus, Ohio  43219

ITEM 2.

CODE OF ETHICS.

Not applicable at this time

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Catalyst Funds

By Christopher F. Anci	/s/ Christopher F. Anci
President,
Date: June 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci
President
Date: June 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley
Treasurer
Date: June 2, 2011